Other interest and similar income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Other interest and similar income	$ 9,067	$ 12,008	$ 15,384
Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	9,067	12,008	15,384
Loans and advances - Credit institutions | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	1,543	2,997	6,306
Loans and advances - Customers | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	507	804	1,742
Debt instruments | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	$ 7,017	$ 8,207	$ 7,336